SCHEDULE OF CONVERTIBLE BONDS (Details) (Parenthetical) - shares		12 Months Ended
	Nov. 15, 2020	Aug. 31, 2022
Convertible Bonds One [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		49,383
Debt discount rate		10.00%
Convertible Bonds Two [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		205,762
Debt discount rate		10.00%
Convertible Bonds Three [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		1,647
Debt discount rate		10.00%
Convertible Bonds Four [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		82,305
Debt discount rate		10.00%
Convertible Bonds Five [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		24,692
Debt discount rate		10.00%
Convertible Bonds Six [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		205,762
Debt discount rate		10.00%
Convertible Bonds Seven [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		329,219
Debt discount rate		10.00%
Convertible Bonds Eight [Member]
Short-Term Debt [Line Items]
Debt instruments conversion shares issued		205,762
Debt discount rate		10.00%
Convertible Bonds Nine [Member]
Short-Term Debt [Line Items]
Debt interest rate		10.00%
Debt maturity date		Nov. 15, 2020
Debt instruments conversion shares issued		15,523
Debt discount rate		10.00%
Convertible Bonds [Member]
Short-Term Debt [Line Items]
Debt instruments conversion shares issued	1,116,055
Debt discount rate	10.00%